SCHEDULE OF OPERATING LEASE LIABILITY (Details)	Mar. 31, 2022 USD ($)
Lease Right-of-use Asset And Lease Liabilities
2023	$ 3,942,718
2024	2,977,548
2025	60,291
Total lease payments	6,980,557
Less: Interest	(450,540)
Total	$ 6,530,017